Shareholder Fees - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund - Advisor Class	Jan. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%